Contingencies and commitment (Details 1)	Mar. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 177,684
2024	120,874
2025	113,777
2026	154,809
2027 and thereafter	437,549
Total undiscounted cash flows	1,004,693
Less: imputed interest	(156,308)
Present value of lease liabilities	$ 848,385